UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS RREEF Real Estate Securities VIP

	Shares	Value ($)

Common Stocks 99.5%
Apartments 22.2%
Apartment Investment & Management Co. "A" (REIT)	22,200	1,207,902
Archstone-Smith Trust (REIT)	52,350	2,849,934
AvalonBay Communities, Inc. (REIT)	19,932	2,399,813
BRE Properties, Inc. "A" (REIT)	8,700	519,651
Equity Residential (REIT)	46,700	2,362,086
Essex Property Trust, Inc. (REIT)	7,550	916,570

		10,255,956
Diversified 6.7%
Vornado Realty Trust (REIT)	28,436	3,099,524
Health Care 4.2%
LTC Properties, Inc. (REIT)	6,800	164,900
Nationwide Health Properties, Inc. (REIT)	18,200	486,668
Ventas, Inc. (REIT)	33,450	1,289,163

		1,940,731
Hotels 8.1%
FelCor Lodging Trust, Inc. (REIT)	20,100	403,005
Host Hotels & Resorts, Inc. (REIT)	118,444	2,715,921
Innkeepers USA Trust (REIT)	3,650	59,459
Starwood Hotels & Resorts Worldwide, Inc.	9,350	534,726

		3,713,111
Industrial 7.0%
AMB Property Corp. (REIT)	25,800	1,421,838
ProLogis (REIT)	32,050	1,828,773

		3,250,611
Manufactured Homes 0.9%
Equity Lifestyle Properties, Inc. (REIT)	8,700	397,677
Office 22.3%
BioMed Realty Trust, Inc. (REIT)	8,500	257,890
Boston Properties, Inc. (REIT)	22,400	2,314,816
Brookfield Properties Corp. (REIT)	21,100	745,252
Digital Realty Trust, Inc. (REIT)	18,250	571,590
Equity Office Properties Trust (REIT)	73,000	2,902,480
Highwoods Properties, Inc. (REIT)	8,500	316,285
Kilroy Realty Corp. (REIT)	5,950	448,273
Mack-Cali Realty Corp. (REIT)	13,490	698,782
SL Green Realty Corp. (REIT)	14,500	1,619,650
Washington Real Estate Investment Trust (REIT)	10,100	401,980

		10,276,998

Regional Malls 15.1%
General Growth Properties, Inc. (REIT)	28,600	1,362,790
Simon Property Group, Inc. (REIT)	44,450	4,028,059
The Macerich Co. (REIT)	20,800	1,588,288

		6,979,137
Shopping Centers 6.8%
Federal Realty Investment Trust (REIT)	16,100	1,196,230
Regency Centers Corp. (REIT)	24,950	1,715,562
Tanger Factory Outlet Centers, Inc. (REIT)	6,200	220,844

		3,132,636
Specialty Services 0.8%
Entertainment Properties Trust (REIT)	7,200	355,103
Storage 5.4%
Extra Space Storage, Inc. (REIT)	10,600	183,486
Public Storage, Inc. (REIT)	22,650	1,947,674
Sovran Self Storage, Inc. (REIT)	6,100	338,855

		2,470,015

Total Common Stocks (Cost $34,939,564)		45,871,499
	Principal Amount ($)	Value ($)

Repurchase Agreements 0.6%
State Street Bank and Trust Co., 4.78%, dated 9/29/2006, to be repurchased at $304,121 on 10/2/2006 (a) (Cost $304,000)	304,000	304,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 35,243,564)	100.1	46,175,499
Other Assets and Liabilities, Net	(0.1)	(56,464)

Net Assets	100.0	46,119,035

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)	Collateralized by $250,000 US Treasury Bond, 7.125%, maturing on 2/15/2023 with a value of $315,967.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006